Events after the reporting period	12 Months Ended
Dec. 31, 2018
Events after the reporting period
Events after the reporting period

30.   Events after the reporting period

Amendment to revolving credit facility

On February 22, 2019, Ferroglobe obtained the consent of its lenders for an amendment to its Revolving Credit Facility that affords the Company additional flexibility under its financial maintenance covenants.  The amendment suspends the existing covenant to maintain a maximum total net leverage ratio during an interim period beginning with the first quarter of 2019 and continuing through the first quarter of 2020, and provides a new covenant to maintain a maximum secured net leverage ratio and a new covenant to maintain a minimum cash liquidity level which is the greater of $150,000 thousand or the Revolving Facility Usage, as defined, in the Revolving Credit Facility Agreement. The new covenants will be in effect only during the interim period, after which the existing covenant to maintain a maximum total net leverage ratio will be reinstated.  The amendment also reduced the aggregate commitments under the Revolving Credit Facility from $250,000 thousand to $200,000 thousand.